Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Preferred shares	Ordinary Shares	Additional paid in capital	Retained earnings (accumulated losses)
Balance at Dec. 31, 2011	$ (886)		$ 3	$ 32	$ (921)
Balance, Shares at Dec. 31, 2011			25,276,142
Adjustments	(231)				(231)
Balance at Dec. 31, 2012	(1,117)		$ 3	32	(1,152)
Balance, Shares at Dec. 31, 2012			25,276,142
Net and comprehensive income (loss)	(280)				(280)
Balance at Dec. 31, 2013	(1,397)		$ 3	32	(1,432)
Balance, Shares at Dec. 31, 2013			25,276,142
Net and comprehensive income (loss)	3,122				3,122
Balance at Dec. 31, 2014	1,725		$ 3	32	1,690
Balance, Shares at Dec. 31, 2014			25,276,142
Recapitalization of Cambridge accumulated deficit and issuance of ordinary shares as part of the Reverse Merger	18,528			18,528
Dividends	(17,251)				(17,251)
Net and comprehensive income (loss)	14,753				14,753
Balance at Dec. 31, 2015	$ 17,755		$ 3	$ 18,560	$ (808)
Balance, Shares at Dec. 31, 2015			25,276,142